UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-22061



Name of Fund: BlackRock Funds II

Aggressive Growth Prepared Portfolio 9/30

AMT-Free Municipal Bond Portfolio 6/30

BlackRock Strategic Portfolio I 9/30

Conservative Prepared Portfolio 9/30

Delaware Municipal Bond Portfolio 6/30

Enhanced Income Portfolio 9/30

GNMA Portfolio 9/30

Government Income Portfolio 9/30

Growth Prepared Portfolio 9/30

High Yield Bond Portfolio 9/30

Inflation Protected Bond Portfolio 9/30

Intermediate Bond Portfolio II 9/30

Intermediate Government Bond Portfolio 9/30

International Bond Portfolio 9/30

Kentucky Municipal Bond Portfolio 6/30

Low Duration Bond Portfolio 9/30

Managed Income Portfolio 9/30



Moderate Prepared Portfolio 9/30

Ohio Municipal Bond Portfolio 6/30

Prepared Portfolio 2010 10/31

Prepared Portfolio 2015 10/31

Prepared Portfolio 2020 10/31

Prepared Portfolio 2025 10/31

Prepared Portfolio 2030 10/31

Prepared Portfolio 2035 10/31

Prepared Portfolio 2040 10/31

Prepared Portfolio 2045 10/31

Prepared Portfolio 2050 10/31

Total Return Portfolio II 9/30

Long Duration Bond Portfolio 9/30

Emerging Market Debt Portfolio 12/31

Strategic Income Portfolio 12/31

Income Portfolio 7/31

Income Builder Portfolio 7/31



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Donald C. Burke, Chief Executive

Officer, BlackRock Funds II, 800 Scudders Mill

Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ,

08543-9011



Registrant's telephone number, including area code: (800) 441-7762



Date of fiscal year end: See table above



Date of reporting period: 07/01/2007 -- 06/30/2008



Item 1 -- Proxy Voting Record -- There were no matters relating to a portfolio security considered at any shareholder meeting

held during the period ended June 30, 2008 with respect to which the registrant was entitled to vote.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on

its behalf by the undersigned, thereunto duly authorized.



BlackRock Funds II



By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer of

BlackRock Funds II



Date: August 15, 2008